Fair values of financial instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair values of financial instruments	Fair values of financial instruments
Fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as of December 31, 2023 and December 31, 2022 are as follows:

	December 31, 2023		December 31, 2022
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Liabilities
$575 million secured bond in issue (Level 1)	597	558	—	—
First Lien Senior Secured (Level 3)	—	—	195	184
Second Lien Senior Secured (Level 3)	—	—	284	284
Unsecured Convertible Bond - debt component (Level 3)	49	50	46	50
Financial instruments categorized as level 1
Fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, a fair value hierarchy distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within level 3 of the hierarchy).
The fair value of the $575 million bond is based on market traded value. We have categorized this at level 1 on the fair value measurement hierarchy.
Financial instruments categorized as level 3
Upon emergence from Chapter 11 proceedings, our secured credit facilities were settled and replaced with the First Lien Facility and the
Second Lien Facility, as well as an unsecured convertible bond. The fair values attributed to the first and second lien debt were derived by discounting the future cash flows associated with each facility.
The fair value attributed to the unsecured convertible bond is bifurcated into two elements: the straight debt component is derived through a discounted cash flow approach, similar to the one applied for the first and second lien debt, and the conversion option, which is derived through an option pricing model which forecasts equity volatility and compares the potential conversion redemption against historical and implied equity movements in comparable companies in our industry. The conversion option was recorded in equity at the point the bond was issued and, therefore, has not been included in the table above.
Our cash and cash equivalents, and restricted cash, accounts receivable, and accounts payable are, by their nature, short-term. As a result, the carrying values included in our Consolidated Balance Sheets approximate fair value and have not been included in the above table.
Financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2023 and December 31, 2022 are as follows:

	As at December 31, 2023		As at December 31, 2022
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	697	697	480	480
Restricted cash (Level 1)	31	31	118	118
Interest rate cap (Level 2)	—	—	5	5
Level 1 fair value measurements
The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value and are categorized at level 1 of the fair value hierarchy.
Level 2 fair value measurements
The fair value of the interest rate cap, which matured in June 2023, was calculated using well-established independent valuation techniques and counterparty non-performance credit risk assumptions. The calculation of the credit risk with regard to the interest rate cap is subject to a number of assumptions including an assumed credit default swap rate based on our traded debt, and recovery rate, which assumes the proportion of value recovered, given an event of default. We have categorized these as level 2 of the fair value hierarchy.